Investment Portfolioas of December 31, 2025 (Unaudited)
DWS Core Equity Fund
	Shares	Value ($)

Common Stocks 99.2%
Communication Services 10.5%
Entertainment 2.1%
Netflix, Inc.*	442,252	41,465,547
Spotify Technology SA*	22,045	12,801,752
Walt Disney Co.	373,119	42,449,749
		96,717,048
Interactive Media & Services 8.0%
Alphabet, Inc. "C"	846,178	265,530,657
Meta Platforms, Inc. "A"	171,022	112,889,912
		378,420,569
Wireless Telecommunication Services 0.4%
T-Mobile U.S., Inc.	80,883	16,422,484
Consumer Discretionary 10.7%
Automobiles 2.6%
General Motors Co.	605,893	49,271,219
Tesla, Inc.*	163,548	73,550,806
		122,822,025
Broadline Retail 4.2%
Amazon.com, Inc.*	794,578	183,404,494
Coupang, Inc.*	672,680	15,868,521
		199,273,015
Hotels, Restaurants & Leisure 0.5%
Hyatt Hotels Corp. "A" (a)	144,760	23,207,923
Household Durables 1.5%
PulteGroup, Inc.	590,127	69,198,292
Leisure Products 0.9%
Hasbro, Inc.	508,820	41,723,240
Specialty Retail 0.6%
TJX Companies, Inc.	173,190	26,603,716
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc. "B"	297,077	18,926,776
Consumer Staples 4.7%
Beverages 1.0%
Constellation Brands, Inc. "A"	179,945	24,825,212
Molson Coors Beverage Co. "B"	449,789	20,996,151
		45,821,363
Consumer Staples Distribution & Retail 2.5%
Costco Wholesale Corp.	33,738	29,093,627
Walmart, Inc.	818,151	91,150,203
		120,243,830

Personal Care Products 0.6%
Kenvue, Inc.	1,569,920	27,081,120
Tobacco 0.6%
Philip Morris International, Inc.	189,133	30,336,933
Energy 2.7%
Energy Equipment & Services 0.3%
SLB Ltd.	386,757	14,843,734
Oil, Gas & Consumable Fuels 2.4%
Cheniere Energy, Inc.	181,242	35,231,632
Chord Energy Corp.	130,154	12,065,276
Exxon Mobil Corp.	317,398	38,195,675
HF Sinclair Corp.	579,101	26,684,974
		112,177,557
Financials 13.4%
Banks 5.6%
Bank of America Corp.	707,153	38,893,415
JPMorgan Chase & Co.	459,303	147,996,613
Wells Fargo & Co.	836,528	77,964,409
		264,854,437
Capital Markets 4.5%
Ameriprise Financial, Inc.	109,307	53,597,594
Blackstone, Inc.	172,080	26,524,411
Cboe Global Markets, Inc.	189,025	47,445,275
Intercontinental Exchange, Inc.	120,740	19,555,051
KKR & Co., Inc.	170,351	21,716,346
S&P Global, Inc.	80,173	41,897,608
		210,736,285
Financial Services 2.9%
Apollo Global Management, Inc.	257,956	37,341,711
Visa, Inc. "A"	278,020	97,504,394
		134,846,105
Insurance 0.4%
Allstate Corp.	88,929	18,510,571
Health Care 8.6%
Biotechnology 4.3%
AbbVie, Inc.	415,233	94,876,588
Amgen, Inc.	195,862	64,107,592
Regeneron Pharmaceuticals, Inc.	57,976	44,749,935
		203,734,115
Health Care Equipment & Supplies 1.4%
Abbott Laboratories	156,726	19,636,200
Medtronic PLC	216,333	20,780,948
STERIS PLC	92,988	23,574,318
		63,991,466
Health Care Providers & Services 1.5%
Cigna Group	110,375	30,378,511
Elevance Health, Inc.	68,298	23,941,864
UnitedHealth Group, Inc.	55,964	18,474,276
		72,794,651

Health Care Technology 0.4%
Veeva Systems, Inc. "A"*	88,051	19,655,625
Pharmaceuticals 1.0%
Johnson & Johnson	82,225	17,016,464
Merck & Co., Inc.	272,939	28,729,559
		45,746,023
Industrials 9.0%
Aerospace & Defense 3.6%
Boeing Co.*	97,004	21,061,508
GE Aerospace	77,548	23,887,110
Howmet Aerospace, Inc.	123,774	25,376,146
Lockheed Martin Corp.	77,419	37,445,248
Rocket Lab Corp.*	268,468	18,728,328
RTX Corp.	236,190	43,317,246
		169,815,586
Building Products 0.9%
Owens Corning	377,309	42,224,650
Commercial Services & Supplies 1.0%
Veralto Corp.	122,816	12,254,581
Waste Management, Inc.	168,741	37,074,085
		49,328,666
Electrical Equipment 0.5%
Hubbell, Inc.	53,623	23,814,511
Machinery 1.0%
Caterpillar, Inc.	79,030	45,273,916
Marine Transportation 0.8%
Kirby Corp.*	320,637	35,327,785
Passenger Airlines 0.5%
United Airlines Holdings, Inc.*	212,025	23,708,635
Professional Services 0.7%
Automatic Data Processing, Inc.	80,058	20,593,319
Verisk Analytics, Inc.	64,362	14,397,136
		34,990,455
Information Technology 33.1%
IT Services 0.5%
Cloudflare, Inc. "A"*	112,728	22,224,325
Semiconductors & Semiconductor Equipment 12.5%
Advanced Micro Devices, Inc.*	241,368	51,691,371
Broadcom, Inc.	254,795	88,184,549
Lam Research Corp.	115,179	19,716,341
Micron Technology, Inc.	222,698	63,560,236
MKS, Inc.	116,410	18,602,318
NVIDIA Corp.	1,627,228	303,478,022
QUALCOMM, Inc.	245,890	42,059,485
		587,292,322
Software 11.1%
Adobe, Inc.*	32,130	11,245,179

Fortinet, Inc.*	209,471	16,634,092
Microsoft Corp.	806,209	389,898,796
Oracle Corp.	351,612	68,532,695
Palantir Technologies, Inc. "A"*	63,996	11,375,289
ServiceNow, Inc.*	172,010	26,350,212
		524,036,263
Technology Hardware, Storage & Peripherals 9.0%
Apple, Inc.	1,563,581	425,075,131
Materials 2.3%
Chemicals 0.8%
Albemarle Corp.	197,070	27,873,581
Mosaic Co.	412,413	9,935,029
		37,808,610
Containers & Packaging 0.3%
AptarGroup, Inc.	131,838	16,078,962
Metals & Mining 1.2%
Newmont Corp.	214,309	21,398,754
Nucor Corp.	208,067	33,937,808
		55,336,562
Real Estate 1.8%
Health Care REITs 0.6%
Medical Properties Trust, Inc. (a)	5,237,853	26,189,265
Industrial REITs 0.8%
Prologis, Inc.	301,929	38,544,256
Residential REITs 0.4%
AvalonBay Communities, Inc.	104,781	18,997,843
Utilities 2.4%
Electric Utilities 1.6%
FirstEnergy Corp.	359,705	16,103,993
NRG Energy, Inc.	358,541	57,094,069
		73,198,062
Independent Power & Renewable Electricity Producers 0.3%
Vistra Corp.	100,149	16,157,038
Multi-Utilities 0.5%
WEC Energy Group, Inc.	208,687	22,008,131
Total Common Stocks (Cost $2,509,706,321)		4,666,119,877

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.2%
U.S. Treasury Obligations
U.S. Treasury Bills:
3.868% (b), 3/19/2026 (c)	5,000,000	4,962,775
3.99% (b), 3/19/2026 (c)	5,000,000	4,962,774
Total Government & Agency Obligations (Cost $9,915,969)		9,925,549

	Shares	Value ($)

Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.66% (d) (e) (Cost $34,977,725)	34,977,725	34,977,725

Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 3.77% (d) (Cost $32,404,238)	32,404,238	32,404,238

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,587,004,253)	100.9	4,743,427,389
Other Assets and Liabilities, Net	(0.9)	(41,470,603)
Net Assets	100.0	4,701,956,786
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2025 are as follows:
Value ($) at 9/30/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2025	Value ($) at 12/31/2025
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.66% (d) (e)
18,717,794	16,259,931 (f)	—	—	—	23,309	—	34,977,725	34,977,725
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 3.77% (d)
51,430,728	137,482,423	156,508,913	—	—	408,789	—	32,404,238	32,404,238
70,148,522	153,742,354	156,508,913	—	—	432,098	—	67,381,963	67,381,963

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2025 amounted to $40,652,612, which is 0.9% of net assets.

(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At December 31, 2025, this security has been pledged, in whole or in part, as collateral for open total return swap contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $7,558,634.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2025.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's

At December 31, 2025,  open total return swap contracts were as follows:
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Long Positions
Citi RMA CLS Index/CIEQUB01	4/8/2026	Citibank N.A.	58,463,220	(0.35%)	Annually	(4,015,187)

†	There are no upfront payments on the equity swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$4,666,119,877	$—	$—	$4,666,119,877
Government & Agency Obligations	—	9,925,549	—	9,925,549
Short-Term Investments (a)	67,381,963	—	—	67,381,963
Total	$4,733,501,840	$9,925,549	$—	$4,743,427,389

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Total Return Swap Contracts	$—	$(4,015,187)	$—	$(4,015,187)
Total	$—	$(4,015,187)	$—	$(4,015,187)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open total return swap contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DCEF-PH1